Investments in Companies Accounted for at Equity Method (Details) - Schedule of the following table summarizes the changes in the carrying amount of the Company’s Investment in TSG - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of the following table summarizes the changes in the carrying amount of the Company’s Investment in TSG [Abstract]
Beginning balance	$ 27,165	$ 26,016	$ 25,683
Company’s share of profit	340	1,318	1,771
Company’s share of other comprehensive income	128	(169)	62
Company’s Share in dividend declared by TSG			(1,500)
Ending balance	$ 27,633	$ 27,165	$ 26,016